PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8     PROPERTY AND EQUIPMENT, NET

As of December 31, 2021 and December 31, 2020, property and equipment consisted of the following:

	December 31, 2021	December 31, 2020
	$	$
Furniture and fixtures	–	–
Equipment	78,802	51,287
Leasehold improvement	–	–
Vehicle	–	–
	78,802	51,287
Less: Accumulated depreciation	(7,557)	(361)
Property and equipment, net	71,245	50,926

Depreciation expenses for the years ended December 31, 2021 and 2020 were $6,127 and $74,958, respectively.